Segment Information (Details) - Schedule of information by segment - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
REVENUE	$ 742,125	$ 200,797	$ 26,882
GROSS PROFIT	734,720	109,907	10,574
NET INCOME (LOSS)	(3,181,596)	(2,243,234)	(2,349,002)
DEPRECIATION AND AMORTIZATION	54,576	25,839	27,311
CAPITAL EXPENDITURE	18,379	129,800	23,863
TOTAL ASSETS	3,710,272	6,208,545	194,000
Gujia and MM Global Capital [Member]
Segment Reporting Information [Line Items]
REVENUE	94,637	161,832	26,882
GROSS PROFIT	87,232	70,942	10,574
NET INCOME (LOSS)	(1,561,755)	(1,253,717)	(1,584,950)
DEPRECIATION AND AMORTIZATION	54,576	25,839	27,311
CAPITAL EXPENDITURE	18,379	129,800	23,863
TOTAL ASSETS	2,535,818	3,653,582
MM Global [Member]
Segment Reporting Information [Line Items]
REVENUE	647,488	38,965
GROSS PROFIT	647,488	38,965
NET INCOME (LOSS)	46,280	(36,418)
DEPRECIATION AND AMORTIZATION
CAPITAL EXPENDITURE
TOTAL ASSETS	295,064	153,581
Unallocated [Member]
Segment Reporting Information [Line Items]
REVENUE
GROSS PROFIT
NET INCOME (LOSS)	(1,666,121)	(953,099)	(764,052)
DEPRECIATION AND AMORTIZATION
CAPITAL EXPENDITURE
TOTAL ASSETS	$ 879,390	$ 2,401,382